Financial risk management - Summary of Probable Scenario Considers Estimated Interest Rate (Detail)	Dec. 31, 2019
Probable [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.40%
Probable [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.40%
Probable [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.90%
Probable [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.90%
Probable [member] | IGPM [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.10%
Probable [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.60%
Probable [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.40%
Probable [member] | Libor [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.89%
25% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.50%
25% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.50%
25% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	7.13%
25% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.13%
25% [member] | IGPM [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.12%
25% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.50%
25% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.75%
25% [member] | Libor [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.36%
50% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.60%
50% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.60%
50% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	8.35%
50% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	7.35%
50% [member] | IGPM [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.15%
50% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.40%
50% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.10%
50% [member] | Libor [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.83%
-25% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.30%
-25% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.30%
-25% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.68%
-25% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.68%
-25% [member] | IGPM [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.07%
-25% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.70%
-25% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.05%
-25% [member] | Libor [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.41%
-50% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.20%
-50% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.20%
-50% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.45%
-50% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.45%
-50% [member] | IGPM [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.05%
-50% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.80%
-50% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	0.70%
-50% [member] | Libor [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	0.94%